Share-based compensation - Narrative (Details) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended		10 Months Ended	0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2011	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Nov. 04, 2013	Nov. 06, 2013	Aug. 20, 2013	Aug. 18, 2013	Jul. 15, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share compensation expenses	$ 2,481,000	$ 4,143,000	$ 0	$ 6,979,000	$ 7,611,000	$ 9,800,000	$ 6,408,000
Unamortized share compensation expense	18,800,000			18,800,000		23,800,000
Unamortized share compensation expense, period of recognition				1 year 8 months 12 days		2 years
Options outstanding (in shares)	11,269,911.000		0	11,269,911.000		10,981,075.000	10,956,838.000
Fair value assumptions
Estimated share price (in dollars per share)	$ 15.05	$ 10.89		$ 15.05	$ 10.89
Volatility assumption				23.10%	22.00%
Risk free interest rate				2.20%	1.20%
Expected life				6 years 6 months	6 years 6 months
Dividend yield				0.00%	0.00%
Remaining contractual life				7 years 4 months 24 days	6 years 6 months
Aggregate intrinsic value of options outstanding	29,400,000			29,400,000		61,500,000	5,900,000
Aggregate intrinsic value of options exercisable	10,100,000			10,100,000		17,600,000	500,000
Cliff Vest [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period						2 years
Cliff Vest [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period							3 years
Cliff Vest [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period							5 years
General and administrative expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share compensation expenses	2,500,000	4,100,000		7,000,000	7,600,000	9,800,000	6,400,000
Employee [Member]
Fair value assumptions
Restricted shares issued						5,000	641,800
Non-Employee Directors [Member]
Fair value assumptions
Restricted shares issued						32,856	0
Performance shares - conditions met
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share compensation expenses						2,100,000
Performance shares - conditions met | General and administrative expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share compensation expenses						2,100,000
Performance shares - conditions met | Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Performance Conditions Met										2,357,633	8,572,594
Options outstanding had met the performance condition (in shares)										2,357,633	8,572,594
Management and director options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share compensation expenses	1,700,000	3,700,000		5,100,000	6,500,000	8,300,000	4,800,000
Options outstanding (in shares)	11,269,911.000			11,269,911.000		10,981,075.000
Fair value assumptions
Estimated share price (in dollars per share)						$ 10.89	$ 10.00
Volatility assumption						21.95%	31.25%
Risk free interest rate						1.23%	1.90%
Expected life						6 years 6 months	10 years
Dividend yield						0.00%	0.00%
Remaining contractual life						8 years 0 months 22 days	9 years
Management and director options | Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service condition met on each of first five anniversary dates following grant date				20.00%		20.00%
Award vesting period				5 years		5 years
Management and director options | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				5 years		5 years
Management and director options | Director | Previous Vesting on Five Anniversary Dates [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service condition met on each of first five anniversary dates following grant date								20.00%
Management and director options | Director | Fully Vested on November 6th, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service condition met on each of first five anniversary dates following grant date									60.00%
Management and director options | Director | Forfeited on November 6, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service condition met on each of first five anniversary dates following grant date									40.00%
Restricted share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share compensation expenses	$ 800,000	$ 400,000		$ 1,800,000	$ 1,100,000	$ 1,500,000	$ 1,600,000
Award vesting period				3 years		2 years
Restricted share awards | Director
Fair value assumptions
Restricted shares issued	40,070	0		40,070	0
Restricted share awards | Employee [Member]
Fair value assumptions
Restricted shares issued				9,614	5,000
Omnibus plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)												21,627,906
Number of shares available for future issuance (in shares)	10,215,455			10,215,455		10,613,975